THE PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

The Parnassus Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Parnassus Fund
Portfolio of Investments By Industry Classification as of March 31, 2005
(Unaudited)

		Percent of
Number of Shares	Common Stocks	Net Assets	Market Value
	APPAREL
300,000	Ann Taylor Stores Corp. (1)		$7,677,000.00
160,000	Reebok International Ltd.		7,088,000
380,000	Ross Stores Inc.		11,073,200
		8.1%	$25,838,200

	BANKING
400,000	JPmorgan Chase & Co.		13,840,000
315,000	Wells Fargo & Company		18,837,000
		10.3%	$32,677,000

	BIOTECHNOLOGY
50,000	Amgen Inc. (1)	0.9%	$2,910,500

	COMPUTERS
20,000	Hewlett-Packard Co.		438,800
475,000	Radisys Corp. (1)		6,726,000
		2.3%	$7,164,800

	ELECTRONIC INSTRUMENTS
5,000	Agere Systems Inc. (1)	0.0%	$7,150

	FINANCIAL SERVICES
80,000	Automatic Data Processing		3,596,000
1,350,000	Charles Schwab Corp.		14,188,500
75,000	Fannie Mae		4,083,750
125,000	Freddie Mac		7,900,000
25,000	H&R Block Inc.		1,264,500
		9.8%	$31,032,750

	HEALTH CARE SERVICES
5,000	Health Mgmt Associates Inc.		130,900
225,000	Laboratory Corp. of American Holdings (1)		10,845,000
		3.5%	$10,975,900

	INSURANCE
275,000	Aflac Inc.		10,246,500
250,000	Arthur J Gallagher & Co.		7,200,000
		5.5%	$17,446,500

	MEDICAL EQUIPMENT
500,000	Boston Scientific Corp. (1)	4.6%	$14,645,000

	MICROELECTRONIC PRODUCTS
100,000	Applied Materials Inc.		1,625,000
125,000	Credence Systems Corp. (1)		988,750
5,000	Cymer Inc. (1)		133,850
210,000	Electro Scientific Inds Inc. (1)		4,071,900
40,000	Teradyne Inc. (1)		584,000
		2.3%	$7,403,500

	PHARMACEUTICALS
350,000	Forest Laboratories Inc. (1)		12,932,500
325,000	IVAX Corp. (1)		6,425,250
600,000	Pfizer Inc.		15,762,000
		11.1%	$35,119,750

	PUBLISHING
215,000	Gannett Co. Inc.		17,002,200
40,000	Knight-Ridder Inc.		2,690,000
		6.2%	$19,692,200

	RETAIL
150,000	Ethan Allen Interiors Inc.		4,800,000
10,000	The Gap Inc.		218,400
		1.6%	$5,018,400

	SEMICONDUCTORS
80,000	Altera Corporation (1)		1,582,400
25,000	Xilinx Inc.		730,750
		0.7%	$2,313,150

	SOFTWARE
225,000	Cadence Design Sys Inc. (1)		3,363,750
180,000	Electronics For Imaging (1)		3,211,200
1,100,000	Mentor Graphics Corp. (1)		15,070,000
		6.8%	$21,644,950

	TELECOMMUNICATIONS
375,000	Cisco Systems Inc. (1)		6,708,750
1,100,000	Nokia Corp. (ADR)		16,973,000
		7.5%	$23,681,750

	Total common stocks
	(cost $251,386,342)	81.2%	$257,571,500

Principal		Percent of
Amount	Short-Term Investments	Net Assets	Market Value
	U.S. Government Agency
	Discount Note
$28,000,000	Federal National
	Mortgage Association
	Zero Coupon,
	2.098%% equivalent,
	matures 04/06/05		$27,990,356
18,000,000	Federal National
	Mortgage Association
	Zero Coupon,
	2.692% equivalent,
	matures 05/18/05		17,936,550
20,000,000	Federal National
	Mortgage Association
	Zero Coupon,
	2.733% equivalent,
	matures 05/19/05		19,926,932
		20.8%	$65,853,838

	Certificates of Deposit (2)
100,000	Albina Community Capital Bank
	2.160%, matures 01/24/06		$96,716
100,000	Community Bank of the Bay
	2.030%, matures 09/04/05		98,285
100,000	Community Capital Bank
	2.750%, matures 02/05/06		96,603
100,000	Louisville Community Development Bank
	1.155%, matures 05/10/05		99,572
100,000	Self Help Credit Union
	1.500%, matures 01/15/06		96,932
100,528	South Shore Bank Cleveland
	2.212%, matures 11/02/05		97,962
100,000	Vermont Development Credit Union
	1.250%, matures 04/25/05		92,005
100,000	Wainwright Bank & Trust Co.
	1.930%, matures 11/04/05		97,622
		0.2%	$775,697

	Community Development Loans (2)
100,000	Boston Community
	Loan Fund
	2.000%, matures 06/30/05		98,521
100,000	Boston Community
	Loan Fund
	2.000%, matures 06/30/05		98,521
100,000	Vermont Community
	Loan Fund
	2.000%, matures 12/07/05		95,891
		0.1%	$292,933

	Registered Investment
	Companies--Money Market
	Funds
13,873	Goldman Sachs FS Government Fund
	variable rate 2.480%		13,873
40,317	Janus Government Fund
	variable rate 2.530%		40,317
51,931	Scudder Government Fund
	variable rate 2.500%		51,931
		0.0%	$106,121

	Total short-term securities
	(cost $67,028,589)	21.1%	$67,028,589

	Total securities
	(cost $318,414,931)	102.3%	$324,600,089

	Other assets and liabilities - net	-2.3%	$(7,292,254)

	Total Net Assets	100.0%	$317,307,835

(1) These securities are non-income producing.

(2) Market value adjustments may have been made on these securities to reflect early withdrawal/call penalties.

The portfolio of investments as of March 31, 2005 has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund’s most recent prospectus and annual report.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Income Taxes:
At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Parnassus
Fund

Cost of investments	$318,414,931
Unrealized appreciation	$16,424,560
Unrealized depreciation	(10,239,402)

Net unrealized appreciation (depreciation)	$6,185,158

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson President (as Principal Executive Officer)

Date:	May 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson President (as Principal Executive Officer)

Date:	May 16, 2005

By:	/s/ Debra A. Early
Debra A. Early Treasurer (as Principal Financial Officer)

Date:	May 16, 2005